OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	The Group and the Bank
	2021	2020	2019
	£m	£m	£m
At 1 January	5,935	4,865	3,217
Issued in the year:
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	500	—	—
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	750	—	—
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	300	—	—
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	383	—
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	687	—
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	—	496
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	—	—	1,152
	1,550	1,070	1,648
Redemptions	(3,217)	—	—
Profit for the year attributable to other equity holders	344	417	281
Distributions on other equity instruments	(344)	(417)	(281)
At 31 December	4,268	5,935	4,865